GUARANTOR SUBSIDIARIES FINANCIAL STATEMENTS - Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Loss before taxes	$ (318.0)	$ (615.7)
Adjustments to reconcile earnings before taxes to net operating cash flows:
Depletion, depreciation and amortization	426.8	462.3
Share-based payments	12.6	14.2
Equity loss/(income) from associate	0.0	0.0
Finance income	(3.4)	(1.6)
Finance expense	141.1	143.8
Mark-to-market on sales of concentrate and price adjustments on unsettled invoices	(4.0)	(9.1)
Mark-to-market on investments and other assets	2.5	(4.3)
Impairment of mineral properties	356.5	615.1
Amortization of deferred revenue on metal purchase agreements	(8.6)	(6.8)
Other non-cash (recoveries)/expenses	(7.8)	36.7
Advanced payments received on metal purchase agreements	6.6	64.0
Decommissioning, restoration and similar liabilities paid	(4.6)	(8.1)
Other cash payments	(6.0)	0.0
Cash flows from/(used in) operating activities before income taxes paid and net change in working capital	593.7	690.5
Income taxes paid	(19.0)	(63.9)
Payments made related to the Brazilian tax matters	(76.7)	0.0
Cash flows from operating activities before net change in working capital	498.0	626.6
Net change in working capital	(14.0)	25.3
Intercompany movement in operations	0.0	0.0
Cash flows from operating activities of continuing operations	484.0	651.9
Cash flows from/(used in) operating activities of discontinued operations	0.0	12.9
Investing activities
Acquisition of property, plant and equipment	(643.8)	(495.4)
Proceeds from sale of Mexican operations (Note 6(c))	0.0	124.0
Acquisition of investments and other assets	0.0	(50.2)
Proceeds on disposal of investments and other assets	17.5	33.6
Cash used in other investing activities	(17.9)	(19.7)
Cash flows used in investing activities of continuing operations	(644.2)	(407.7)
Cash flows from/(used in) investing activities of discontinued operations	0.0	(12.9)
Financing activities
Dividends paid	(18.9)	(28.0)
Interest and other finance expenses paid	(103.8)	(96.2)
Proceeds from Brio Gold Inc. private placement and rights offering	71.5	40.7
Repayment of term loan and notes payable	(460.9)	(484.5)
Proceeds from term loan and notes payable (Note 26)	730.0	300.5
Proceeds/(repayments) of intercompany financing activities	0.0	0.0
Cash flows from/(used in) financing activities of continuing operations	217.9	(267.5)
Effect of foreign exchange of non-US Dollar denominated cash and cash equivalents	0.1	0.8
Increase/(Decrease) in cash and cash equivalents of continuing operations	57.8	(22.5)
Decrease in cash and cash equivalents of discontinued operations	0.0	0.0
Cash and cash equivalents of continuing operations, beginning of year (Note 15(c))	97.4	119.9
Cash and cash equivalents of discontinued operations, beginning of year	0.0	0.0
Cash and cash equivalents reclassified as held for sale	(6.3)	0.0
Cash and cash equivalents, end of year of continuing operations (Note 15(c))	148.9	97.4
Cash and cash equivalents of discontinued operations, end of year	0.0	0.0
Reportable Legal Entities | Yamana Gold Inc. (parent)
Operating activities
Loss before taxes	(233.5)	(325.3)
Adjustments to reconcile earnings before taxes to net operating cash flows:
Depletion, depreciation and amortization	6.5	7.3
Share-based payments	7.2	7.2
Equity loss/(income) from associate	176.6	366.6
Finance income	(123.8)	(130.9)
Finance expense	137.1	97.7
Mark-to-market on sales of concentrate and price adjustments on unsettled invoices	(4.0)	(9.3)
Mark-to-market on investments and other assets	2.5	(16.1)
Impairment of mineral properties	0.0	0.0
Amortization of deferred revenue on metal purchase agreements	0.0	0.0
Other non-cash (recoveries)/expenses	0.0	0.0
Advanced payments received on metal purchase agreements	6.6	0.0
Decommissioning, restoration and similar liabilities paid	0.0	0.0
Other cash payments	0.0	0.0
Cash flows from/(used in) operating activities before income taxes paid and net change in working capital	(24.8)	(2.8)
Income taxes paid	0.0	0.0
Payments made related to the Brazilian tax matters	0.0	0.0
Cash flows from operating activities before net change in working capital	(24.8)	(2.8)
Net change in working capital	7.6	(20.2)
Intercompany movement in operations	(66.6)	(99.5)
Cash flows from operating activities of continuing operations	(83.8)	(122.5)
Cash flows from/(used in) operating activities of discontinued operations	0.0	0.0
Investing activities
Acquisition of property, plant and equipment	(2.4)	(3.4)
Proceeds from sale of Mexican operations (Note 6(c))	0.0	124.0
Acquisition of investments and other assets	0.0	0.0
Proceeds on disposal of investments and other assets	17.5	33.6
Cash used in other investing activities	0.0	(9.1)
Cash flows used in investing activities of continuing operations	15.1	145.1
Cash flows from/(used in) investing activities of discontinued operations		0.0
Financing activities
Dividends paid	(18.9)	(28.0)
Interest and other finance expenses paid	(103.8)	(96.2)
Proceeds from Brio Gold Inc. private placement and rights offering	71.5	40.7
Repayment of term loan and notes payable	(460.9)	(462.6)
Proceeds from term loan and notes payable (Note 26)	655.0	300.5
Proceeds/(repayments) of intercompany financing activities	(11.2)	194.7
Cash flows from/(used in) financing activities of continuing operations	131.7	(50.9)
Effect of foreign exchange of non-US Dollar denominated cash and cash equivalents	0.1	(2.5)
Increase/(Decrease) in cash and cash equivalents of continuing operations	63.1	(30.8)
Decrease in cash and cash equivalents of discontinued operations	0.0	0.0
Cash and cash equivalents of continuing operations, beginning of year (Note 15(c))	35.1	65.9
Cash and cash equivalents of discontinued operations, beginning of year	0.0	0.0
Cash and cash equivalents reclassified as held for sale	0.0	0.0
Cash and cash equivalents, end of year of continuing operations (Note 15(c))	98.2	35.1
Cash and cash equivalents of discontinued operations, end of year	0.0	0.0
Reportable Legal Entities | Guarantor subsidiaries
Operating activities
Loss before taxes	124.3	(554.4)
Adjustments to reconcile earnings before taxes to net operating cash flows:
Depletion, depreciation and amortization	322.7	347.0
Share-based payments	0.0	0.0
Equity loss/(income) from associate	26.5	(65.6)
Finance income	(75.0)	(85.3)
Finance expense	205.2	258.5
Mark-to-market on sales of concentrate and price adjustments on unsettled invoices	0.0	0.2
Mark-to-market on investments and other assets	0.0	0.1
Impairment of mineral properties	0.0	600.5
Amortization of deferred revenue on metal purchase agreements	(8.6)	0.0
Other non-cash (recoveries)/expenses	16.3	24.7
Advanced payments received on metal purchase agreements	0.0	0.0
Decommissioning, restoration and similar liabilities paid	(3.7)	(6.3)
Other cash payments	0.0	0.0
Cash flows from/(used in) operating activities before income taxes paid and net change in working capital	607.7	519.4
Income taxes paid	(18.9)	(59.3)
Payments made related to the Brazilian tax matters	(76.7)	0.0
Cash flows from operating activities before net change in working capital	512.1	460.1
Net change in working capital	(48.1)	2.6
Intercompany movement in operations	12.8	115.2
Cash flows from operating activities of continuing operations	476.8	577.9
Cash flows from/(used in) operating activities of discontinued operations	0.0	12.9
Investing activities
Acquisition of property, plant and equipment	(306.0)	(277.9)
Proceeds from sale of Mexican operations (Note 6(c))	0.0	0.0
Acquisition of investments and other assets	0.0	0.0
Proceeds on disposal of investments and other assets	0.0	0.0
Cash used in other investing activities	(17.9)	(10.6)
Cash flows used in investing activities of continuing operations	(323.9)	(288.5)
Cash flows from/(used in) investing activities of discontinued operations	0.0	(12.9)
Financing activities
Dividends paid	0.0	0.0
Interest and other finance expenses paid	0.0	0.0
Proceeds from Brio Gold Inc. private placement and rights offering	0.0	0.0
Repayment of term loan and notes payable	0.0	(21.9)
Proceeds from term loan and notes payable (Note 26)	0.0	0.0
Proceeds/(repayments) of intercompany financing activities	(150.9)	(271.8)
Cash flows from/(used in) financing activities of continuing operations	(150.9)	(293.7)
Effect of foreign exchange of non-US Dollar denominated cash and cash equivalents	(6.6)	5.8
Increase/(Decrease) in cash and cash equivalents of continuing operations	(4.6)	1.5
Decrease in cash and cash equivalents of discontinued operations	0.0	0.0
Cash and cash equivalents of continuing operations, beginning of year (Note 15(c))	29.5	28.0
Cash and cash equivalents of discontinued operations, beginning of year	0.0	0.0
Cash and cash equivalents reclassified as held for sale	0.0	0.0
Cash and cash equivalents, end of year of continuing operations (Note 15(c))	24.9	29.5
Cash and cash equivalents of discontinued operations, end of year	0.0	0.0
Reportable Legal Entities | Non-guarantors
Operating activities
Loss before taxes	(412.9)	(42.1)
Adjustments to reconcile earnings before taxes to net operating cash flows:
Depletion, depreciation and amortization	97.6	108.0
Share-based payments	5.4	7.0
Equity loss/(income) from associate	0.0	0.0
Finance income	(201.7)	(208.8)
Finance expense	203.1	217.2
Mark-to-market on sales of concentrate and price adjustments on unsettled invoices	0.0	0.0
Mark-to-market on investments and other assets	0.0	11.7
Impairment of mineral properties	356.5	14.6
Amortization of deferred revenue on metal purchase agreements	0.0	(6.8)
Other non-cash (recoveries)/expenses	(24.1)	12.0
Advanced payments received on metal purchase agreements	0.0	64.0
Decommissioning, restoration and similar liabilities paid	(0.9)	(1.8)
Other cash payments	(6.0)	0.0
Cash flows from/(used in) operating activities before income taxes paid and net change in working capital	17.0	175.0
Income taxes paid	(0.1)	(4.6)
Payments made related to the Brazilian tax matters	0.0	0.0
Cash flows from operating activities before net change in working capital	16.9	170.4
Net change in working capital	(2.0)	25.0
Intercompany movement in operations	138.9	(68.3)
Cash flows from operating activities of continuing operations	153.8	127.1
Cash flows from/(used in) operating activities of discontinued operations	0.0	0.0
Investing activities
Acquisition of property, plant and equipment	(299.4)	(214.1)
Proceeds from sale of Mexican operations (Note 6(c))	0.0	0.0
Acquisition of investments and other assets	0.0	(50.2)
Proceeds on disposal of investments and other assets	0.0	0.0
Cash used in other investing activities	0.0	0.0
Cash flows used in investing activities of continuing operations	(299.4)	(264.3)
Cash flows from/(used in) investing activities of discontinued operations		0.0
Financing activities
Dividends paid	0.0	0.0
Interest and other finance expenses paid	0.0	0.0
Proceeds from Brio Gold Inc. private placement and rights offering	0.0	0.0
Repayment of term loan and notes payable		0.0
Proceeds from term loan and notes payable (Note 26)	75.0	0.0
Proceeds/(repayments) of intercompany financing activities	63.3	146.5
Cash flows from/(used in) financing activities of continuing operations	138.3	146.5
Effect of foreign exchange of non-US Dollar denominated cash and cash equivalents	6.6	(2.5)
Increase/(Decrease) in cash and cash equivalents of continuing operations	(0.7)	6.8
Decrease in cash and cash equivalents of discontinued operations	0.0	0.0
Cash and cash equivalents of continuing operations, beginning of year (Note 15(c))	32.8	26.0
Cash and cash equivalents of discontinued operations, beginning of year	0.0	0.0
Cash and cash equivalents reclassified as held for sale	(6.3)	0.0
Cash and cash equivalents, end of year of continuing operations (Note 15(c))	25.8	32.8
Cash and cash equivalents of discontinued operations, end of year	0.0	0.0
Eliminations and reclassifications
Operating activities
Loss before taxes	204.1	306.1
Adjustments to reconcile earnings before taxes to net operating cash flows:
Depletion, depreciation and amortization	0.0	0.0
Share-based payments	0.0	0.0
Equity loss/(income) from associate	(203.1)	(301.0)
Finance income	397.1	423.4
Finance expense	(404.3)	(429.6)
Mark-to-market on sales of concentrate and price adjustments on unsettled invoices	0.0	0.0
Mark-to-market on investments and other assets	0.0	0.0
Impairment of mineral properties	0.0	0.0
Amortization of deferred revenue on metal purchase agreements	0.0	0.0
Other non-cash (recoveries)/expenses	0.0	0.0
Advanced payments received on metal purchase agreements	0.0	0.0
Decommissioning, restoration and similar liabilities paid	0.0	0.0
Other cash payments	0.0	0.0
Cash flows from/(used in) operating activities before income taxes paid and net change in working capital	(6.2)	(1.1)
Income taxes paid	0.0	0.0
Payments made related to the Brazilian tax matters	0.0	0.0
Cash flows from operating activities before net change in working capital	(6.2)	(1.1)
Net change in working capital	28.5	17.9
Intercompany movement in operations	(85.1)	52.6
Cash flows from operating activities of continuing operations	(62.8)	69.4
Cash flows from/(used in) operating activities of discontinued operations	0.0	0.0
Investing activities
Acquisition of property, plant and equipment	(36.0)	0.0
Proceeds from sale of Mexican operations (Note 6(c))	0.0	0.0
Acquisition of investments and other assets	0.0	0.0
Proceeds on disposal of investments and other assets	0.0	0.0
Cash used in other investing activities	0.0	0.0
Cash flows used in investing activities of continuing operations	(36.0)	0.0
Cash flows from/(used in) investing activities of discontinued operations		0.0
Financing activities
Dividends paid	0.0	0.0
Interest and other finance expenses paid	0.0	0.0
Proceeds from Brio Gold Inc. private placement and rights offering	0.0	0.0
Repayment of term loan and notes payable	0.0	0.0
Proceeds from term loan and notes payable (Note 26)	0.0	0.0
Proceeds/(repayments) of intercompany financing activities	98.8	(69.4)
Cash flows from/(used in) financing activities of continuing operations	98.8	(69.4)
Effect of foreign exchange of non-US Dollar denominated cash and cash equivalents	0.0	0.0
Increase/(Decrease) in cash and cash equivalents of continuing operations	0.0	0.0
Decrease in cash and cash equivalents of discontinued operations	0.0	0.0
Cash and cash equivalents of continuing operations, beginning of year (Note 15(c))	0.0	0.0
Cash and cash equivalents of discontinued operations, beginning of year	0.0	0.0
Cash and cash equivalents reclassified as held for sale	0.0	0.0
Cash and cash equivalents, end of year of continuing operations (Note 15(c))	0.0	0.0
Cash and cash equivalents of discontinued operations, end of year	$ 0.0	$ 0.0